Average Annual Total Returns - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity New Jersey Municipal Income Fund
Jan. 29, 2025
Fidelity New Jersey Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.48%
Past 5 years	1.43%
Past 10 years	2.61%
Fidelity New Jersey Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.47%
Past 5 years	1.38%
Past 10 years	2.53%
Fidelity New Jersey Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.07%
Past 5 years	1.67%
Past 10 years	2.63%
F1754
Average Annual Return:
Past 1 year	1.32%
Past 5 years	1.48%
Past 10 years	2.82%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%